Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of activities of the company and its subsidiaries
Name	Background	Ownership
Adrie Global Holdings Limited (“Adrie”)	● A BVI company ● Incorporated on November 19, 2014 ● A holding company	100% owned by Roan
China Roan Industrial-Financial Holdings Group Co., Limited (“Roan HK”)	● A Hong Kong company ● Incorporated on February 11, 2015 ● A holding company ● Formerly known as China Feng Hui Financial Holding Group Co., Limited ● Disposed in September 30, 2021.	100% owned by Adrie
Fortis Industrial Group Limited (“FIG”)	● A Hong Kong company ● Incorporated on December 30, 2019 ● A holding company ● Formerly known as “Fortis Health Industrial Group Limited”	100% owned by Adrie
Xinjiang Feng Hui Jing Kai Direct Lending Limited (“Jing Kai”)	● A PRC company and deemed a wholly foreign owned enterprise ● Incorporated on May 14, 2015 ● Registered capital of $18 million ● A holding company ● Disposed in September 30, 2021 with Roan HK.	100% owned by Roan HK
Yifu Health Industry (Ningbo) Co., Ltd. (“Yi Fu”)	● A PRC company ● Incorporated on December 19, 2016 ● Registered capital of $30 million ● Planning for financial lease services ● Formerly known as Ningbo Ding Tai Financial Leasing Co., Limited.	100% owned by FIG
Zeshi (Hangzhou) Health Management Co., Ltd. (“Zeshi Health”)

●    A PRC company

●    Incorporated on March 3, 2020

●    Registered capital of RMB 5 million

●    Engaged in providing services in health management, health big data management and blockchain technology-based health information management.

100% indirectly owned by FIG
Ningbo Zeshi Insurance Technology Co. (“Zeshi Insurance”)	● A PRC company ● Incorporated on February 28, 2020 ● Registered capital of RMB 5 million ● Engaged in insurance technology services and related services.	100% indirectly owned by FIG

Hangzhou Zeshi Investment Partnership (Limited Partnership) (“Hangzhou Zeshi”)

●    A PRC limited liability partnership

●    Incorporated on December 21, 2017

●    Acquired on November 29, 2019

●    Registered capital of $7,750,878 (RMB 51 million)

●    Engaged in business factoring program, financing products design, related corporate financing solutions, investments and asset management

100% indirectly owned by FIG
Zhongtan Future Industrial Operation (Hangzhou) Co., Ltd. (“Zhongtan Industrial Operation”)	● A PRC company ● Incorporated on June 23, 2022 ● Registered capital of $1 million ● Planning for industrial operation services	100% directly owned by FIG

Yijia Travel (Hangzhou) Digital Technology Co. Ltd. (“Yijia”)

●    A PRC company

●    Incorporated on August 2, 2021

●    Registered capital of RMB 5 million

●    Established to engage in business travel services

●    In July, 2022, the Company announced Yiija was dissolving prior to material operations commencing

35% directly owned by FIG
FINE C+ Digital Technology (Hangzhou) Limited (“FINE C+ Digital”)

●    A PRC company

●    Incorporated on November 8, 2021

●    Registered capital of RMB 5 million

●    Established to engaged in lifestyle consumer services including cross-platform clearing and settlement services for consumer reward rights and interests

●    In July, 2022, the Company announced Fine C+ Digital was dissolving prior to material operations commencing

45% indirectly owned by FIG
Lixin Financial Holdings Group Limited (“Lixin Cayman”)	● A Cayman company ● Incorporated on October 25, 2017 ● A holding company	65.0177% owned by Roan

Name	Background	Ownership
Lixin Financial Holdings (BVI) Limited (“Lixin BVI”)	● A BVI company ● Incorporated on November 29, 2017 ● A holding company	100% owned by Lixin Cayman
Lixin Financial Holdings Group Limited (“Lixin HK”)	● A Hong Kong company ● Incorporated on January 15, 2018 ● A holding company	100% owned by Lixin BVI
Zhejiang Lixin Enterprise Management Group Co., Ltd. (“Zhejiang Lixin”)

●    A PRC limited liability company

●    Incorporated on July 3, 2015

●    Registered capital of $16,162,259 (RMB 101 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

99% owned by Lixin HK and 1% owned by FIG
Zhejiang Jing Yu Xin Financing Guarantee Co., Ltd (“Zhejiang Jingyuxin”)

●    A PRC limited liability company

●    Incorporated on January 5, 2013

●    Registered capital of $48,517,261 (RMB 303 million) with registered capital fully paid-up

●    Engaged in financial guarantee services and related assessment and management services

93.4% owned by Zhejiang Lixin
Lixin (Hangzhou) Asset Management Co., Ltd. (“LAM”)

●    A PRC limited liability company

●    Incorporated on March 21, 2017

●    Registered capital of $4,358,565 (RMB 30 million) with $2,905,710 registered capital paid-up

●    Engaged in provision of consulting and assessment services to customers and facilitates financial guarantee services between customers and guarantors

100% owned by Zhejiang Jingyuxin
Lixin Supply Chain Management (Tianjin) Co., Ltd. (“Lixin Supply Chain”)	● A PRC limited liability company ● Incorporated on December 19, 2017 ● Registered capital of $1,513,226 (RMB 10 million) ● Planning for provision of supply chain management service	100% owned by LAM